Shareholder Report	6 Months Ended
Feb. 28, 2026 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Archer Investment Series Trust
Entity Central Index Key	0001477491
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Archer Balanced Fund
Shareholder Report [Line Items]
Fund Name	ARCHER BALANCED FUND
Class Name	Archer Balanced Fund
Trading Symbol	ARCHX
Annual or Semi-Annual Statement [Text Block]	ADDITIONAL INFORMATION This semi-annual shareholder report contains important information about the Archer Balanced Fund – ARCHX (the “Fund”) for the period September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.thearcherfunds.com. You can also request this information by contacting us at 1-800-238-7701.
Additional Information Phone Number	1-800-238-7701.
Additional Information Email	www.thearcherfunds.com
Expenses [Text Block]

expense Information

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Archer Balanced Fund	$64	1.20%

*Annualized

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.20%
Net Assets	$ 59,797,356
Holdings Count | Holdings	92
Advisory Fees Paid, Amount	$ 135,228
Investment Company, Portfolio Turnover	4.81%
Additional Fund Statistics [Text Block]	Fund statistics
	PORTFOLIO	PORTFOLIO	ADVISORY FEES
NET ASSETS:	HOLDINGS:	TURNOVER:	PAID BY FUND:
$59,797,356	92	4.81%	$135,228

Holdings [Text Block]	INVESTMENT TYPE WEIGHTINGS The following chart gives a visual breakdown of the Fund by the investment type. The underlying securities represent a percentage of the portfolio of investments.
Largest Holdings [Text Block]

top ten holdings (% OF NET ASSETS)

1.	Federated Treasury Obligation Fund - Institutional Shares	5.12%
2.	Alphabet, Inc. Class A	4.49%
3.	Quanta Services, Inc.	4.24%
4.	Broadcom, Inc.	4.17%
5.	Meta Platforms, Inc. Class A	4.09%
6.	Huntington Ingalls Industries, Inc.	3.87%
7.	Microsoft Corp.	3.31%
8.	JPMorgan Chase & Co.	2.86%
9.	NextEra Energy, Inc.	2.81%
10.	Lockheed Martin Corp.	2.81%
	Total % of Net Assets	37.77%

Material Fund Change [Text Block]

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Archer Balanced Fund documents not be householded, please contact Archer Funds at 1-800-238-7701, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Archer Funds or your financial intermediary.

Updated Prospectus Phone Number	1-800-238-7701.
Updated Prospectus Email Address	www.thearcherfunds.com
Archer Income Fund
Shareholder Report [Line Items]
Fund Name	ARCHER INCOME FUND
Class Name	Archer Income Fund
Trading Symbol	ARINX
Annual or Semi-Annual Statement [Text Block]	ADDITIONAL INFORMATION This semi-annual shareholder report contains important information about the Archer Income Fund - ARINX (the “Fund”) for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.thearcherfunds.com. You can also request this information by contacting us at 1-800-238-7701.
Additional Information Phone Number	1-800-238-7701
Additional Information Email	www.thearcherfunds.com
Expenses [Text Block]

expense Information

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Archer Income Fund	$49	0.96%

*Annualized

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.96%
Net Assets	$ 34,944,950
Holdings Count | Holdings	135
Advisory Fees Paid, Amount	$ 13,364
Investment Company, Portfolio Turnover	15.09%
Additional Fund Statistics [Text Block]	Fund statistics
	PORTFOLIO	PORTFOLIO	ADVISORY FEES
NET ASSETS:	HOLDINGS:	TURNOVER:	PAID BY FUND:
$34,944,950	135	15.09%	$13,364

Holdings [Text Block]	INVESTMENT TYPE WEIGHTINGS The following chart gives a visual breakdown of the Fund by investment type. The underlying securities represent a percentage of the portfolio of investments.
Largest Holdings [Text Block]

top ten holdings (% OF NET ASSETS)

1.	Federated Treasury Obligation Fund - Institutional Shares	12.40%
2.	U.S. Government Treasury Note/Bond, 3.625%, due 9/30/30	2.88%
3.	U.S. Government Treasury Note/Bond, 3.875%, due 8/15/33	2.16%
4.	Anheuser-Busch Cos., LLC, 6.800%, due 8/20/32	1.62%
5.	iShares 10+ Year Investment Grade Corporate Bond ETF	1.47%
6.	U.S. Government Treasury Note/Bond, 3.875%, due 9/30/32	1.44%
7.	State Street Corp., 7.350%, due 6/15/26	1.44%
8.	Federal Home Loan Bank, 4.000%, due 9/12/30	1.43%
9.	GE Capital Funding, LLC, 4.050%, due 5/15/27	1.42%
10.	Southwest Airlines Co., 3.450%, due 11/16/27	1.42%
	Total % of Net Assets	27.68%

Material Fund Change [Text Block]

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Archer Income Fund documents not be householded, please contact Archer Funds at 1-800-238-7701, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Archer Funds or your financial intermediary.

Updated Prospectus Phone Number	1-800-238-7701.
Updated Prospectus Email Address	www.thearcherfunds.com
Archer Stock Fund
Shareholder Report [Line Items]
Fund Name	ARCHER STOCK FUND
Class Name	Archer Stock Fund
Trading Symbol	ARSKX
Annual or Semi-Annual Statement [Text Block]	ADDITIONAL INFORMATION This semi-annual shareholder report contains important information about the Archer Stock Fund - ARSKX (the “Fund”) for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.thearcherfunds.com. You can also request this information by contacting us at 1-800-238-7701.
Additional Information Phone Number	1-800-238-7701.
Additional Information Email	www.thearcherfunds.com
Expenses [Text Block]

expense Information

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Archer Stock Fund	$59	1.15%

*Annualized

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.15%
Net Assets	$ 24,916,047
Holdings Count | Holdings	44
Advisory Fees Paid, Amount	$ 32,704
Investment Company, Portfolio Turnover	5.72%
Additional Fund Statistics [Text Block]	Fund statistics
	PORTFOLIO	PORTFOLIO	ADVISORY FEES
NET ASSETS:	HOLDINGS:	TURNOVER:	PAID BY FUND:
$24,916,047	44	5.72%	$32,704

Holdings [Text Block]	SECTOR WEIGHTINGS The following chart gives a visual breakdown of the Fund by the sectors the underlying securities represent as a percentage of the portfolio of investments.
Largest Holdings [Text Block]

top ten holdings (% OF NET ASSETS)

1.	Alphabet, Inc. Class A	5.25%
2.	NVIDIA Corp.	3.91%
3.	MKS, Inc.	3.90%
4.	Apple, Inc.	3.72%
5.	Meta Platforms, Inc. Class A	3.40%
6.	Johnson & Johnson	3.39%
7.	Boeing Co.	3.32%
8.	RTX Corp.	3.25%
9.	Amazon.com, Inc.	3.20%
10.	Microsoft Corp.	3.10%
	Total % of Net Assets	36.44%

Material Fund Change [Text Block]

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Archer Stock Fund documents not be householded, please contact Archer Funds at 1-800-238-7701, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Archer Funds or your financial intermediary.

Updated Prospectus Phone Number	1-800-238-7701
Updated Prospectus Email Address	www.thearcherfunds.com
Archer Dividend Growth Fund
Shareholder Report [Line Items]
Fund Name	ARCHER DIVIDEND GROWTH FUND
Class Name	Archer Dividend Growth Fund
Trading Symbol	ARDGX
Annual or Semi-Annual Statement [Text Block]

ADDITIONAL INFORMATION

This semi-annual shareholder report contains important information about the Archer Dividend Growth Fund - ARDGX (the “Fund”) for the period September 1, 2025 to February 28, 2026.

Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.thearcherfunds.com. You can also request this information by contacting us at 1-800-238-7701.
Additional Information Phone Number	1-800-238-7701
Additional Information Email	www.thearcherfunds.com
Expenses [Text Block]

expense Information

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Archer Dividend Growth Fund	$53	0.98%

*Annualized

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.98%
Net Assets	$ 30,843,002
Holdings Count | Holdings	47
Advisory Fees Paid, Amount	$ 13,906
Investment Company, Portfolio Turnover	8.12%
Additional Fund Statistics [Text Block]	Fund statistics
	PORTFOLIO	PORTFOLIO	ADVISORY FEES
NET ASSETS:	HOLDINGS:	TURNOVER:	PAID BY FUND:
$30,843,002	47	8.12%	$13,906

Holdings [Text Block]	SECTOR WEIGHTINGS The following chart gives a visual breakdown of the Fund by the sectors the underlying securities represent as a percentage of the portfolio of investments.
Largest Holdings [Text Block]

top ten holdings (% OF NET ASSETS)

1.	Federated Treasury Obligation Fund - Institutional Shares	4.26%
2.	Gilead Sciences, Inc.	3.41%
3.	JPMorgan Chase & Co.	3.07%
4.	Kinder Morgan, Inc.	3.06%
5.	Manulife Financial Corp. (Canada)	2.96%
6.	Regions Financial Corp.	2.85%
7.	Coca-Cola FEMSA S.A.B. de C.V. ADR Series L	2.83%
8.	American Electric Power Co., Inc.	2.82%
9.	Johnson & Johnson	2.81%
10.	Ford Motor Co.	2.74%
	Total % of Net Assets	30.81%

Material Fund Change [Text Block]

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Archer Dividend Growth Fund documents not be householded, please contact Archer Funds at 1-800-238-7701, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Archer Funds or your financial intermediary.

Updated Prospectus Phone Number	1-800-238-7701.
Updated Prospectus Email Address	www.thearcherfunds.com
Archer Focus Fund
Shareholder Report [Line Items]
Fund Name	ARCHER FOCUS FUND
Class Name	Archer Focus Fund
Trading Symbol	AFOCX
Annual or Semi-Annual Statement [Text Block]	ADDITIONAL INFORMATION This semi-annual shareholder report contains important information about the Archer Focus Fund - AFOCX (the “Fund”) for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.thearcherfunds.com. You can also request this information by contacting us at 1-800-238-7701.
Additional Information Phone Number	1-800-238-7701.
Additional Information Email	www.thearcherfunds.com
Expenses [Text Block]

expense Information

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Archer Focus Fund	$50	0.98%

*Annualized

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.98%
Net Assets	$ 3,889,610
Holdings Count | Holdings	32
Advisory Fees Paid, Amount	$ (11,049)
Investment Company, Portfolio Turnover	82.80%
Additional Fund Statistics [Text Block]	Fund statistics
			ADVISOR
	PORTFOLIO	PORTFOLIO	REIMBURSED
NET ASSETS:	HOLDINGS:	TURNOVER:	THE FUND:
$3,889,610	32	82.80%	$(11,049)

Holdings [Text Block]	SECTOR WEIGHTINGS The following chart gives a visual breakdown of the Fund by the sectors the underlying securities represent as a percentage of the portfolio of investments.
Largest Holdings [Text Block]

top ten holdings (% OF NET ASSETS)

1.	Lockheed Martin Corp.	4.57%
2.	Lam Research Corp.	4.27%
3.	KLA Corp.	3.92%
4.	Costco Wholesale Corp.	3.90%
5.	Caterpillar, Inc.	3.82%
6.	Illinois Tool Works, Inc.	3.73%
7.	Meta Platforms, Inc. Class A	3.67%
8.	Atmos Energy Corp.	3.52%
9.	Procter & Gamble Co.	3.48%
10.	Arista Networks, Inc.	3.43%
	Total % of Net Assets	38.31%

Material Fund Change [Text Block]

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Archer Focus Fund documents not be householded, please contact Archer Funds at 1-800-238-7701, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Archer Funds or your financial intermediary.

Updated Prospectus Phone Number	1-800-238-7701.
Updated Prospectus Email Address	www.thearcherfunds.com
Archer Multi Cap Fund
Shareholder Report [Line Items]
Fund Name	ARCHER MULTI CAP FUND
Class Name	Archer Multi Cap Fund
Trading Symbol	ALSMX
Annual or Semi-Annual Statement [Text Block]	ADDITIONAL INFORMATION This semi-annual shareholder report contains important information about the Archer Multi Cap Fund – ALSMX (the “Fund”) for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.thearcherfunds.com. You can also request this information by contacting us at 1-800-238-7701.
Additional Information Phone Number	1-800-238-7701.
Additional Information Email	www.thearcherfunds.com
Expenses [Text Block]

expense Information

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Archer Multi Cap Fund	$51	0.95%

*Annualized

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.95%
Net Assets	$ 14,991,766
Holdings Count | Holdings	74
Advisory Fees Paid, Amount	$ (5,866)
Investment Company, Portfolio Turnover	48.80%
Additional Fund Statistics [Text Block]	Fund statistics
			ADVISOR
	PORTFOLIO	PORTFOLIO	REIMBURSED
NET ASSETS:	HOLDINGS:	TURNOVER:	THE FUND:
$14,991,766	74	48.80%	$(5,866)

Holdings [Text Block]	SECTOR WEIGHTINGS The following chart gives a visual breakdown of the Fund by the sectors the underlying securities represent as a percentage of the portfolio of investments.
Largest Holdings [Text Block]

top ten holdings (% OF NET ASSETS)

1.	Morgan Stanley Institutional Liquidity Treasury Portfolio - Institutional Class	3.98%
2.	Lumentum Holdings, Inc.	2.18%
3.	Solstice Advanced Materials, Inc.	1.94%
4.	MOOG, Inc. Class A	1.82%
5.	TTM Technologies, Inc.	1.81%
6.	XPO, Inc.	1.81%
7.	Interdigital, Inc.	1.71%
8.	Ciena Corp.	1.70%
9.	TechnipFMC PLC. (United Kingdom)	1.68%
10.	Coherent Corp.	1.66%
	Total % of Net Assets	20.29%

Material Fund Change [Text Block]

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Archer Multi Cap Fund documents not be householded, please contact Archer Funds at 1-800-238-7701, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Archer Funds or your financial intermediary.

Updated Prospectus Phone Number	1-800-238-7701.
Updated Prospectus Email Address	www.thearcherfunds.com